UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21043

Pioneer High Income Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer High
Income Trust

NQ | December 31, 2017

Ticker Symbol: PHT

	Principal
	Amount
	USD ($)		Value
		UNAFFILIATED ISSUERS - 137.4%
		ASSET BACKED SECURITIES - 0.1% of Net Assets
		BANKS - 0.1%
		Thrifts & Mortgage Finance - 0.1%
	300,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	$306,116
	10,101(a)	Security National Mortgage Loan Trust, Series 2007-1A, Class 1A3, 6.55%, 4/25/37 (144A)	10,076
		Total Banks	$316,192
		TOTAL ASSET BACKED SECURITIES
		(Cost $308,145)	$316,192
		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3% of Net Assets
		DIVERSIFIED FINANCIALS - 0.2%
		Thrifts & Mortgage Finance - 0.2%
	660,000(a)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	$546,196
	60,221	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)	60,131
		Total Diversified Financials	$606,327
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $696,849)	$606,327
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6% of Net Assets
		BANKS - 0.6%
		Thrifts & Mortgage Finance - 0.6%
	1,000,000(a)	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)	$650,521
	266,711(b)	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 5.377% (1 Month USD LIBOR + 390 bps), 7/15/31 (144A)	267,676
	500,000(a)	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class D, 3.946%, 11/15/47 (144A)	388,917
	200,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class D, 3.068%, 10/15/48	162,378
	600,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.957%, 12/15/47 (144A)	$507,312
		Total Banks	$1,976,804
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $2,076,930)	$1,976,804
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 6.5% of Net Assets*(b)
		CAPITAL GOODS - 1.1%
		Aerospace & Defense - 1.0%
	2,133,875(c)	ADS Tactical, Inc., Term Loan, 9.193% (LIBOR + 750 bps), 12/31/22	$2,133,875
	878,910	DynCorp International, Inc., Term Loan B2, 7.75% (LIBOR + 600 bps), 7/7/20	883,305
			$3,017,180
		Industrial Machinery - 0.1%
	375,250	Blount International, Inc., Refinancing Term Loan, 5.611% (LIBOR + 425 bps), 4/12/23	$379,706
		Total Capital Goods	$3,396,886
		CONSUMER SERVICES - 0.1%
		Education Services - 0.1%
	440,513	Cengage Learning Acquisitions, Inc., 2016 Refinancing Term Loan, 5.71% (LIBOR + 425 bps), 6/7/23	$421,699
		Total Consumer Services	$421,699
		ENERGY - 1.0%
		Oil & Gas Drilling - 0.4%
	1,345,000	Gavilan Resources LLC, Second Lien Initial Term Loan, 7.46% (LIBOR + 600 bps), 3/1/24	$1,336,594
		Oil & Gas Exploration & Production - 0.2%
	500,000	Chesapeake Energy Corp., Term Loan, Class A, 8.954% (LIBOR + 750 bps), 8/23/21	$533,437
		Pipeline - 0.4%
	1,255,800	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 7.569% (LIBOR + 600 bps), 5/13/22	$1,277,777
		Total Energy	$3,147,808
		FOOD, BEVERAGE & TOBACCO - 0.2%
		Agricultural Products - 0.2%
	500,000	NVA Holdings, Inc., Second Lien Term Loan, 8.693% (LIBOR + 700 bps), 8/14/22	$503,959
		Total Food, Beverage & Tobacco	$503,959
		HEALTH CARE EQUIPMENT & SERVICES - 0.8%
		Health Care Equipment - 0.2%
	500,000	Albany Molecular Research, Inc., Second Lien Initial Term Loan, 8.569% (LIBOR + 700 bps), 8/30/25	$493,125
	Principal
	Amount
	USD ($)		Value
		Health Care Services - 0.4%
	989,873	HC Group Holdings III, Inc., First Lien Initial Term Loan, 6.569% (LIBOR + 500 bps), 4/7/22	$1,001,009
	197,990	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.069% (LIBOR + 450 bps), 10/20/22	198,774
			$1,199,783
		Health Care Technology - 0.2%
	1,313,405(c)	Medical Card System, Inc., Term Loan, 1.859% (LIBOR + 50 bps), 5/31/19	$853,713
		Total Health Care Equipment & Services	$2,546,621
		HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
		Personal Products - 0.3%
	1,117,083	Revlon Consumer Products Corp., Initial Term B Loan, 5.069% (LIBOR + 350 bps), 9/7/23	$839,906
		Total Household & Personal Products	$839,906
		INSURANCE - 0.6%
		Property & Casualty Insurance - 0.6%
	1,885,452	Confie Seguros Holding II Co., Second Lien Term Loan, 10.979% (LIBOR + 950 bps), 5/8/19	$1,828,889
		Total Insurance	$1,828,889
		MATERIALS - 0.5%
		Diversified Metals & Mining - 0.0%†
	106,832(d)	PT Bakrie & Brothers TBK, Facility B Term Loan, 8.152% (LIBOR + 800 bps), 1/13/18	$11,217
		Paper Packaging - 0.4%
	1,234,030	Caraustar Industries, Inc., Refinancing Term Loan, 7.193% (LIBOR + 550 bps), 3/14/22	$1,238,658
		Paper Products - 0.1%
	342,821	Ranpak Corp., Second Lien Initial Term Loan, 8.751% (LIBOR + 725 bps), 10/3/22	$341,107
		Total Materials	$1,590,982
		MEDIA - 0.9%
		Publishing - 0.9%
	59,655	Lee Enterprises, Inc., First Lien Term Loan, 7.819% (LIBOR + 625 bps), 3/31/19	$59,840
	2,782,625	McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 5.569% (LIBOR + 400 bps), 5/4/22	2,780,886
		Total Media	$2,840,726
		RETAILING - 0.8%
		Automotive Retail - 0.3%
	982,873	CWGS Group LLC, Term Loan, 4.393% (LIBOR + 300 bps), 11/8/23	$990,551
		Department Stores - 0.5%
	2,000,000(e)	Neiman Marcus Group, Inc., Other Term Loan, 10/25/20	$1,638,000
		Total Retailing	$2,628,551
		SOFTWARE & SERVICES - 0.2%
		Application Software - 0.2%
	500,000	STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.819% (LIBOR + 525 bps), 6/30/22	$495,000
		Total Software & Services	$495,000
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $20,810,168)	$20,241,027
		CORPORATE BONDS & NOTES - 114.9% of Net Assets
		AUTOMOBILES & COMPONENTS - 1.9%
		Auto Parts & Equipment - 1.0%
EUR	360,000(f)	IHO Verwaltungs GmbH, 3.25% (4.0% PIK or 0.0% cash), 9/15/23 (144A)	$450,735
EUR	840,000(f)	IHO Verwaltungs GmbH, 3.75% (4.5% PIK or 0.0% cash), 9/15/26 (144A)	1,079,338
	1,744,000	International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	1,726,560
			$3,256,633
		Automobile Manufacturers - 0.9%
	600,000	Dana Financing Luxembourg S.a.r.l., 5.75%, 4/15/25 (144A)	$632,250
	2,020,000	TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)	2,166,450
			$2,798,700
		Total Automobiles & Components	$6,055,333
		BANKS - 3.3%
		Diversified Banks - 2.2%
	1,200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$1,346,688
	200,000(a)	Banco Nacional de Comercio Exterior SNC, 3.8% (5 Year Constant Maturity Treasury Index + 300 bps), 8/11/26 (144A)	200,000
	600,000(a)(g)	Bank of America Corp., 6.5% (3 Month USD LIBOR + 417 bps)	$681,750
	675,000(a)(g)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	730,687
	200,000(a)(g)	Royal Bank of Scotland Group Plc, 7.5% (5 Year USD Swap Rate + 580 bps)	211,500
	Principal
	Amount
	USD ($)		Value
		Diversified Banks - (continued)
	2,250,000(a)(g)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	2,534,063
	980,000(a)(g)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	1,062,124
			$6,766,812
		Thrifts & Mortgage Finance - 1.1%
	3,415,000	Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25 (144A)	$3,585,750
		Total Banks	$10,352,562
		CAPITAL GOODS - 2.9%
		Aerospace & Defense - 0.4%
	1,085,000	Engility Corp., 8.875%, 9/1/24	$1,159,594
		Agricultural And Farm Machinery - 0.5%
	1,470,000	Titan International, Inc., 6.5%, 11/30/23 (144A)	$1,495,725
		Building Products - 0.1%
	400,000	Griffon Corp., 5.25%, 3/1/22	$404,000
		Construction & Engineering - 0.3%
	486,498(f)	Abengoa Abenewco 2 SAU, 1.5% (1.25% PIK or 0.25% cash), 3/31/23 (144A)	$51,326
	975,000	Tutor Perini Corp., 6.875%, 5/1/25 (144A)	1,048,125
			$1,099,451
		Construction Machinery & Heavy Trucks - 0.1%
	330,000	Meritor, Inc., 6.25%, 2/15/24	$347,325
		Industrial Conglomerates - 0.7%
	1,050,000	APTIM Corp., 7.75%, 6/15/25 (144A)	$1,002,750
	858,000	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	890,175
	335,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	360,962
			$2,253,887
		Industrial Machinery - 0.8%
	2,050,000	Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$1,973,125
	500,000	EnPro Industries, Inc., 5.875%, 9/15/22	520,625
			$2,493,750
		Total Capital Goods	$9,253,732
		COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
		Security & Alarm Services - 0.4%
	1,015,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (144A)	$1,126,650
		Total Commercial & Professional Services	$1,126,650
		CONSUMER DURABLES & APPAREL - 3.7%
		Homebuilding - 2.9%
	475,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$500,531
	1,235,000	Beazer Homes USA, Inc., 8.75%, 3/15/22	1,361,464
	800,000	Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)	848,000
	1,500,000	KB Home, 7.0%, 12/15/21	1,665,000
	790,000	KB Home, 7.5%, 9/15/22	898,625
	1,035,000	KB Home, 7.625%, 5/15/23	1,185,075
	1,975,000	Rialto Holdings LLC / Rialto Corp., 7.0%, 12/1/18 (144A)	1,979,938
	565,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24 (144A)	591,131
			$9,029,764
		Housewares & Specialties - 0.1%
	185,000	American Greetings Corp., 7.875%, 2/15/25 (144A)	$199,800
		Textiles - 0.7%
	2,220,000	Springs Industries, Inc., 6.25%, 6/1/21	$2,264,400
		Total Consumer Durables & Apparel	$11,493,964
		CONSUMER SERVICES - 8.1%
		Casinos & Gaming - 3.8%
	415,000	Codere Finance 2 Luxembourg SA, 7.625%, 11/1/21 (144A)	$421,308
	1,325,000	Eldorado Resorts, Inc., 6.0%, 4/1/25	1,384,625
EUR	1,575,000	Intralot Capital Luxembourg SA, 6.75%, 9/15/21 (144A)	2,020,732
	775,696(d)(f)	Mashantucket Western Pequot Tribe, 6.5% (5.5% PIK or 1.0% cash), 7/1/36	3,878
	1,700,000	MGM Resorts International, 6.0%, 3/15/23	1,836,000
	1,225,000	Scientific Games International, Inc., 6.25%, 9/1/20	1,238,781
	2,350,000	Scientific Games International, Inc., 6.625%, 5/15/21	2,426,375
	2,565,000	Scientific Games International, Inc., 10.0%, 12/1/22	2,815,088
			$12,146,787
		Hotels, Resorts & Cruise Lines - 1.6%
	680,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24 (144A)	$742,900
	540,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	581,850
	723,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	735,653
	2,790,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	2,873,700
			$4,934,103
	Principal
	Amount
	USD ($)		Value
		Restaurants - 1.6%
	1,045,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)	1,063,287
	1,890,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	1,984,500
	2,000,000	PF Chang's China Bistro, Inc., 10.25%, 6/30/20 (144A)	$1,820,000
			$4,867,787
		Specialized Consumer Services - 1.1%
	1,795,000	Monitronics International, Inc., 9.125%, 4/1/20	$1,489,850
	2,010,000	StoneMor Partners LP / Cornerstone Family Services WV, 7.875%, 6/1/21	1,969,800
			$3,459,650
		Total Consumer Services	$25,408,327
		DIVERSIFIED FINANCIALS - 4.1%
		Consumer Finance - 2.3%
	3,000,000(c)(i)(h)	Fixed Income Trust Series 2013-A, 10/15/97 (144A)	$3,394,989
	1,030,000	Jefferies Finance LLC / JFIN Co.-Issuer Corp., 7.375%, 4/1/20 (144A)	1,059,612
	735,000	Navient Corp., 6.625%, 7/26/21	775,425
	500,000	Quicken Loans, Inc., 5.75%, 5/1/25 (144A)	517,505
	1,720,000	TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)	1,573,800
			$7,321,331
		Diversified Capital Markets - 0.6%
	700,000(a)(g)	Credit Suisse Group AG, 7.5% (5 Year USD Swap Rate + 460 bps) (144A)	$799,680
	1,239,000(a)(g)	Goldman Sachs Capital II, 4.0% (3 Month USD LIBOR + 77 bps)	1,095,276
			$1,894,956
		Specialized Finance - 1.1%
	425,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	$430,844
	2,845,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22	2,873,450
			$3,304,294
		Supranational - 0.1%
IDR	5,800,000,000	European Investment Bank, 7.2%, 7/9/19 (144A)	$434,738
		Total Diversified Financials	$11,860,043
		ENERGY - 23.7%
		Integrated Oil & Gas - 1.2%
	305,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.0%, 4/1/22 (144A)	$327,113
	650,000	Petrobras Global Finance BV, 7.375%, 1/17/27	715,650
	1,000,000	YPF SA, 6.95%, 7/21/27 (144A)	1,061,500
	750,000	YPF SA, 8.875%, 12/19/18 (144A)	792,000
ARS	15,750,000	YPF SA, 16.5%, 5/9/22 (144A)	796,955
			$3,693,218
		Oil & Gas Drilling - 2.2%
	1,500,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	$1,530,000
	280,000	Rowan Cos., Inc., 4.875%, 6/1/22	263,900
	2,434,000	Rowan Cos., Inc., 5.4%, 12/1/42	1,813,330
	131,000	Rowan Cos., Inc., 5.85%, 1/15/44	102,180
	1,630,711	Shelf Drilling Holdings, Ltd., 9.5%, 11/2/20 (144A)	1,661,287
	320,000	Transocean, Inc., 7.5%, 1/15/26 (144A)	327,696
	1,150,000	Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)	1,092,500
			$6,790,893
		Oil & Gas Equipment & Services - 1.1%
	1,308,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 4/1/21	$1,308,000
	690,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22	690,000
	1,020,000	McDermott International, Inc., 8.0%, 5/1/21 (144A)	1,048,407
	350,000	SESI LLC, 7.75%, 9/15/24 (144A)	371,875
			$3,418,282
		Oil & Gas Exploration & Production - 8.8%
	900,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	$986,625
	393,000	Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	400,369
	502,000	Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)	541,532
	1,679,000	Covey Park Energy LLC / Covey Park Finance Corp., 7.5%, 5/15/25 (144A)	1,749,854
	1,000,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)	1,067,500
	860,000	Extraction Oil & Gas, Inc. / Extraction Finance Corp., 7.875%, 7/15/21 (144A)	909,450
	1,220,000	Great Western Petroleum LLC / Great Western Finance Corp., 9.0%, 9/30/21 (144A)	1,268,800
	1,570,000	Gulfport Energy Corp., 6.0%, 10/15/24	1,570,000
	1,000,000	Gulfport Energy Corp., 6.375%, 5/15/25	1,005,000
	145,000	Halcon Resources Corp., 6.75%, 2/15/25 (144A)	150,800
	300,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	296,250
	1,519,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	1,281,656
	330,000	Murphy Oil Corp., 6.875%, 8/15/24	352,275
	Principal
	Amount
	USD ($)		Value
		Oil & Gas Exploration & Production - (continued)
	2,175,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	$2,254,992
	1,185,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	1,216,106
	2,006,433(f)	PetroQuest Energy, Inc., 10.0% (9.0% PIK or 1.0% cash), 2/15/21	1,524,889
	2,935,000	Sanchez Energy Corp., 7.75%, 6/15/21	2,758,900
	2,083,000	SM Energy Co., 6.5%, 1/1/23	2,124,660
	625,000	Whiting Petroleum Corp., 5.0%, 3/15/19	640,938
	2,015,000	Whiting Petroleum Corp., 5.75%, 3/15/21	2,067,894
	1,125,000	Whiting Petroleum Corp., 6.625%, 1/15/26 (144A)	1,147,500
	950,000	WPX Energy, Inc., 7.5%, 8/1/20	1,028,375
	995,000	WPX Energy, Inc., 8.25%, 8/1/23	1,129,325
			$27,473,690
		Oil & Gas Refining & Marketing - 2.6%
	3,859,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	$3,839,705
	750,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.75%, 4/15/23	753,750
	320,526(b)	EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.316% (3 Month USD LIBOR + 563 bps), 9/24/19	327,738
	1,350,000	PBF Holding Co., LLC / PBF Finance Corp., 7.0%, 11/15/23	1,404,000
	385,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	396,550
	1,500,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23 (144A)	1,545,000
			$8,266,743
		Oil & Gas Services & Equipment - 0.2%
	635,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25 (144A)	$682,625
		Oil & Gas Storage & Transportation - 7.6%
	1,145,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	$1,193,662
	250,000	Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/24	284,531
	875,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	909,300
	910,000	DCP Midstream Operating LP, 5.6%, 4/1/44	903,175
	1,210,000	Delek Logistics Partners LP, 6.75%, 5/15/25 (144A)	1,222,100
	1,524,000(b)	Energy Transfer LP, 4.394% (3 Month USD LIBOR + 302 bps), 11/1/66	1,337,310
	248,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	244,952
	717,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	752,800
	350,000(a)	Enterprise Products Operating LLC, 5.084% (3 Month USD LIBOR + 371 bps), 8/1/66	350,000
	766,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/25	777,490
	2,500,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	2,593,750
	1,410,000	Global Partners LP / GLP Finance Corp., 6.25%, 7/15/22	1,448,775
	2,175,000	Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23	2,234,813
	1,240,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	1,280,300
	1,850,000	ONEOK, Inc., 6.875%, 9/30/28	2,209,764
	2,500,000	Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23	2,634,375
	360,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	362,250
	3,040,000	Williams Cos., Inc., 5.75%, 6/24/44	3,245,200
			$23,984,547
		Total Energy	$74,309,998
		FINANCIALS - 1.0%
		Diversified Capital Markets - 1.0%
	1,650,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	$1,680,938
	1,290,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.375%, 12/15/22 (144A)	1,331,925
		Total Financials	$3,012,863
		FOOD & STAPLES RETAILING - 0.5%
		Food Retail - 0.5%
	950,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$895,375
	434,059(d)	Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)	177,988
	805,000	Tops Holding LLC / Tops Markets II Corp., 8.0%, 6/15/22 (144A)	434,700
		Total Food & Staples Retailing	$1,508,063
		FOOD, BEVERAGE & TOBACCO - 5.7%
		Agricultural Products - 0.3%
	1,037,796	Pinnacle Operating Corp., 9.0%, 5/15/23 (144A)	$965,150
		Packaged Foods & Meats - 4.1%
	440,000(d)	CFG Investment SAC, 9.75%, 7/30/19 (144A)	$487,850
	1,240,000	Marfrig Holdings Europe BV, 6.875%, 6/24/19 (144A)	1,275,960
	750,000	Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)	781,875
	1,000,000	Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)	1,017,500
	1,200,000	Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)	1,237,500
	1,240,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	1,274,100
	3,400,000	Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	3,523,250
	Principal
	Amount
	USD ($)		Value
		Packaged Foods & Meats - (continued)
	1,250,000	Post Holdings, Inc., 5.0%, 8/15/26 (144A)	$1,229,688
	2,000,000	Post Holdings, Inc., 5.625%, 1/15/28 (144A)	2,010,600
			$12,838,323
		Soft Drinks - 0.5%
	1,625,000	Cott Beverages, Inc., 5.375%, 7/1/22	$1,690,325
		Tobacco - 0.8%
	340,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$356,150
	2,245,000	Alliance One International, Inc., 9.875%, 7/15/21	2,065,400
			$2,421,550
		Total Food, Beverage & Tobacco	$17,915,348
		HEALTH CARE EQUIPMENT & SERVICES - 5.2%
		Health Care Facilities - 4.1%
	3,365,000	CHS/Community Health Systems, Inc., 6.875%, 2/1/22	$1,934,875
	610,000	CHS/Community Health Systems, Inc., 8.0%, 11/15/19	515,450
	2,400,000	Kindred Healthcare, Inc., 6.375%, 4/15/22	2,436,000
	2,000,000	Kindred Healthcare, Inc., 8.0%, 1/15/20	2,166,900
	2,540,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	2,679,700
	360,000	Tenet Healthcare Corp., 7.5%, 1/1/22 (144A)	378,000
	2,830,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	2,830,000
			$12,940,925
		Health Care Services - 1.1%
	2,250,000	BioScrip, Inc., 8.875%, 2/15/21	$2,036,250
	1,340,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	1,195,950
			$3,232,200
		Total Health Care Equipment & Services	$16,173,125
		HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
		Personal Products - 0.7%
	20,000	Revlon Consumer Products Corp., 5.75%, 2/15/21	$15,100
	3,370,000	Revlon Consumer Products Corp., 6.25%, 8/1/24	2,055,700
		Total Household & Personal Products	$2,070,800
		INDUSTRIALS - 0.2%
		Aerospace & Defense - 0.2%
	745,000	Kratos Defense & Security Solutions, Inc., 6.5%, 11/30/25 (144A)	$774,800
		Total Industrials	$774,800
		INFORMATION TECHNOLOGY - 0.7%
		Data Processing & Outsourced Services - 0.7%
	2,555,000	Cardtronics, Inc. / Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	$2,305,887
		Total Information Technology	$2,305,887
		INSURANCE - 7.7%
		Multi-Line Insurance - 2.2%
	3,075,000(a)	Liberty Mutual Group, Inc., 10.75% (3 Month USD LIBOR + 712 bps), 6/15/58 (144A)	$5,119,875
	1,100,000	MetLife, Inc., 10.75%, 8/1/39	1,839,750
			$6,959,625
		Property & Casualty Insurance - 2.0%
	5,300,000	Hanover Insurance Corp., 7.625%, 10/15/25	$6,411,295
		Reinsurance - 3.5%
	500,000(b)	Alamo Re, Ltd., 6.193% (3 Month Treasury Bill + 481 bps), 6/7/18 (144A) (Cat Bond)	$502,050
	500,000+(j)(k)	Arlington Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 8/1/18	24,300
	700,000+(j)(k)	Carnoustie 2016-N Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	75,740
	1,000,000+(j)(k)	Carnoustie 2017-N Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	900,000
	700,000+(j)(k)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/1/18	14,280
	500,000+(j)(k)	Cyprus Segregated Account (Artex SAC, Ltd.), Series 2017, Variable Rate Notes, 1/10/19	431,040
	1,000,000+(j)(k)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 4/29/18	949,500
	1,300,000+(j)(k)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	28,340
	500,000+(j)(k)	Harambee Co-operative Savings and Credit Society, Ltd., Variable Rate Notes, 12/31/21	500,000
	750,000(b)	Kilimanjaro Re, Ltd., 6.144% (3 Month Treasury Bill + 475 bps), 4/30/18 (144A) (Cat Bond)	752,250
	250,000(b)	Kilimanjaro Re, Ltd., Series 2015-1, Class E, 8.144% (3 Month Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	250,325
	250,000(b)	Kilimanjaro Re, Ltd., Series 2015-1, Class D, 10.644% (3 Month Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	241,675
	250,000+(j)(k)	Limestone Re, Ltd., Series 2016-1, Class A Non Voting, Variable Rate Notes, 8/31/21	230,475
	250,000+(j)(k)	Limestone Re, Ltd., Series 2016-1, Class A Voting, Variable Rate Notes, 8/31/21	230,475
	800,000+(j)(k)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/19	44,800
	400,000+(j)(k)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/20	331,680
	Principal
	Amount
	USD ($)		Value
		Reinsurance - (continued)
	500,000+(j)(k)	Merion Re, Inc., Variable Rate Notes, 12/31/21	$500,000
	1,000,000+(j)(k)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19	3,100
	1,000,000+(j)(k)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-2, Variable Rate Notes, 7/1/19	10,400
	1,200,000+(j)(k)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 2/1/20	79,320
	1,000,000+(j)(k)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-2, Variable Rate Notes, 11/30/20	65,800
	500,000+(j)(k)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-1, Variable Rate Notes, 2/1/21	411,800
	130,727+(j)(k)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2018-1, Variable Rate Notes, 12/31/21	130,727
	400,000+(j)(k)	Resilience Re, Ltd., Variable Rate Notes, 4/6/18	351,640
AUD	300,000+(j)(k)	Rewire Securities LLC, Variable Rate Notes, 1/10/18	7,799
	1,211+(j)(k)	Sector Re V, Ltd. (Swiss Re), Series 6, Class A, Variable Rate Notes, 3/1/21 (144A)	65,325
	800,000+(j)(k)	Sector Re V, Ltd. (Swiss Re), Series 6, Class D, Variable Rate Notes, 12/1/21 (144A)	792,800
	500,000+(j)(k)	Sector Re V, Ltd. (Swiss Re), Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	440,650
	500,000+(j)(k)	Silverton Re, Ltd., Variable Rate Notes, 9/17/18 (144A)	7,500
	500,000+(j)(k)	Silverton Re, Ltd., Variable Rate Notes, 9/16/19 (144A)	425,000
	500,000+(j)(k)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/1/18	9,850
	500,000+(j)(k)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19	70,300
	500,000+(j)(k)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19	519,712
	500,000(b)	Ursa Re, Ltd., 6.0% (ZERO + 600 bps), 5/27/20 (144A) (Cat Bond)	501,350
	1,250,000+(j)(k)	Versutus, Ltd. (MMC Securities), Series 2016-A, Variable Rate Notes, 11/30/20	53,250
	1,000,000+(j)(k)	Versutus, Ltd. (MMC Securities), Series 2017-A, Variable Rate Notes, 11/30/21	982,300
			$10,935,553
		Total Insurance	$24,306,473
		MATERIALS - 12.5%
		Commodity Chemicals - 3.4%
	3,250,000	Basell Finance Co. BV, 8.1%, 3/15/27 (144A)	$4,312,183
	2,316,000	Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (144A)	2,521,545
	3,625,000	Rain CII Carbon LLC / CII Carbon Corp., 8.25%, 1/15/21 (144A)	3,702,031
			$10,535,759
		Copper - 1.4%
	1,750,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	$1,885,625
	2,420,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22	2,392,775
			$4,278,400
		Diversified Chemicals - 1.2%
	225,000	Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 2/1/25 (144A)	$230,625
EUR	450,000	Avantor, Inc., 4.75%, 10/1/24	538,848
	754,000	Avantor, Inc., 6.0%, 10/1/24 (144A)	751,172
	210,000	Blue Cube Spinco, Inc., 9.75%, 10/15/23	247,800
	210,000	Blue Cube Spinco, Inc., 10.0%, 10/15/25	252,000
	1,660,000	Evolution Escrow Issuer LLC, 7.5%, 3/15/22 (144A)	1,734,700
			$3,755,145
		Diversified Metals & Mining - 1.4%
	281,589(f)	Boart Longyear Management Pty, Ltd., 10.0% (12.0% PIK or 10.0% cash), 12/31/22	$250,966
	725,000	FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)	802,213
	600,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	636,000
	750,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	821,250
	1,410,000	Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	1,452,300
	145,000	Teck Resources, Ltd., 8.5%, 6/1/24 (144A)	163,850
	340,000	Vale Overseas, Ltd., 6.25%, 8/10/26	393,890
			$4,520,469
		Fertilizers & Agricultural Chemicals - 0.1%
	420,000	CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)	$452,025
		Forest Products - 0.5%
	1,655,000	Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)	$1,704,650
		Metal & Glass Containers - 1.3%
EUR	400,000(f)	ARD Finance SA, 6.625% (7.375% PIK or 0.0% cash), 9/15/23	$512,347
	400,000(f)	ARD Finance SA, 7.125% (7.875% PIK or 0.0% cash), 9/15/23	418,000
	1,010,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)	1,099,637
	1,085,000	Coveris Holdings SA, 7.875%, 11/1/19 (144A)	1,076,862
	1,035,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.0%, 7/15/24 (144A)	1,107,450
			$4,214,296
	Principal
	Amount
	USD ($)		Value
		Paper Packaging - 1.3%
EUR	3,105,000	SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)	3,891,023
		Silver - 0.5%
	1,500,000	Coeur Mining, Inc., 5.875%, 6/1/24	$1,481,250
		Specialty Chemicals - 1.0%
	1,075,000	A Schulman, Inc., 6.875%, 6/1/23	$1,118,000
	500,000	GCP Applied Technologies, Inc., 9.5%, 2/1/23 (144A)	555,000
	1,400,000	Hexion US Finance Corp., 6.625%, 4/15/20	1,256,500
	320,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	339,200
			$3,268,700
		Steel - 0.4%
	460,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$480,700
	635,000	Zekelman Industries, Inc., 9.875%, 6/15/23 (144A)	714,375
			$1,195,075
		Total Materials	$39,296,792
		MEDIA - 4.5%
		Advertising - 0.8%
	2,540,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$2,552,700
		Broadcasting - 0.4%
	535,000	CBS Radio, Inc., 7.25%, 11/1/24 (144A)	$564,091
	670,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	683,400
			$1,247,491
		Cable & Satellite - 1.9%
	1,085,000	Altice Financing SA, 6.625%, 2/15/23 (144A)	$1,136,103
	300,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	313,500
	1,885,000	DISH DBS Corp., 7.75%, 7/1/26	$1,981,606
	2,000,000	Hughes Satellite Systems Corp., 6.625%, 8/1/26	2,095,000
	205,000	Intelsat Connect Finance SA, 12.5%, 4/1/22 (144A)	179,375
			$5,705,584
		Movies & Entertainment - 1.4%
	1,500,000	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	$1,477,500
	675,000	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	669,937
	1,400,000	Gibson Brands, Inc., 8.875%, 8/1/18 (144A)	1,176,000
	1,115,000	Regal Entertainment Group, 5.75%, 2/1/25	1,142,875
			$4,466,312
		Total Media	$13,972,087
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.1%
		Pharmaceuticals - 4.1%
	1,695,000	Endo, Dac / Endo Finance LLC / Endo Finco, Inc., 6.0%, 7/15/23 (144A)	$1,330,575
	2,540,000	Endo, Dac / Endo Finance LLC / Endo Finco, Inc., 6.0%, 2/1/25 (144A)	1,968,500
	1,155,000	Horizon Pharma, Inc., 6.625%, 5/1/23	1,149,225
	145,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	153,156
EUR	575,000	VRX Escrow Corp., 4.5%, 5/15/23	617,713
EUR	1,265,000	VRX Escrow Corp., 4.5%, 5/15/23 (144A)	1,358,969
	3,130,000	VRX Escrow Corp., 5.875%, 5/15/23 (144A)	2,903,075
	920,000	VRX Escrow Corp., 7.0%, 3/15/24 (144A)	984,400
	2,250,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	2,255,625
		Total Pharmaceuticals, Biotechnology & Life Sciences	$12,721,238
		REAL ESTATE - 1.1%
		Specialized REIT - 1.1%
	3,480,000	Uniti Group, Inc. / CSL Capital LLC, 8.25%, 10/15/23	$3,345,150
		Total Real Estate	$3,345,150
		RETAILING - 1.3%
		Automotive Retail - 0.5%
	1,385,000	Asbury Automotive Group, Inc., 6.0%, 12/15/24	$1,442,062
		Department Stores - 0.8%
	900,000	Neiman Marcus Group, Ltd., LLC, 8.0%, 10/15/21 (144A)	$517,680
	1,250,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	959,375
	1,932,000	PetSmart, Inc., 7.125%, 3/15/23 (144A)	1,144,710
			$2,621,765
		Total Retailing	$4,063,827
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
		Semiconductors - 0.7%
	425,000	Micron Technology, Inc., 5.5%, 2/1/25	$444,656
	1,715,000	Micron Technology, Inc., 5.625%, 1/15/26 (144A)	1,805,038
		Total Semiconductors & Semiconductor Equipment	$2,249,694
		SOFTWARE & SERVICES - 2.1%
		Data Processing & Outsourced Services - 0.3%
	805,000	First Data Corp., 7.0%, 12/1/23 (144A)	$851,288
		Internet Software & Services - 0.6%
	1,500,000	Cimpress NV, 7.0%, 4/1/22 (144A)	$1,545,000
	285,000	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.0%, 7/15/25 (144A)	299,962
			$1,844,962
	Principal
	Amount
	USD ($)		Value
		IT Consulting & Other Services - 1.2%
	555,000	Dell International LLC / EMC Corp., 7.125%, 6/15/24 (144A)	$607,650
	3,005,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	3,207,837
			$3,815,487
		Total Software & Services	$6,511,737
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
		Communications Equipment - 0.2%
	645,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	$685,312
		Technology Hardware, Storage & Peripherals - 1.4%
	3,955,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$4,202,188
		Total Technology Hardware & Equipment	$4,887,500
		TELECOMMUNICATION SERVICES - 7.3%
		Integrated Telecommunication Services - 0.3%
	1,075,000	CB Escrow Corp., 8.0%, 10/15/25 (144A)	$1,091,125
		Wireless Telecommunication Services - 7.0%
	3,500,000	CenturyLink, Inc., 5.625%, 4/1/25	3,185,000
	600,000	Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)	595,500
	1,025,000	Digicel Group, Ltd., 8.25%, 9/30/20 (144A)	1,008,385
	2,890,000	Frontier Communications Corp., 7.125%, 1/15/23	1,921,850
	1,300,000	Frontier Communications Corp., 10.5%, 9/15/22	983,125
	1,330,000	Frontier Communications Corp., 11.0%, 9/15/25	977,550
	1,975,000	GCI, Inc., 6.75%, 6/1/21	2,009,562
	1,725,000	GCI, Inc., 6.875%, 4/15/25	1,837,125
	3,080,000	Sprint Corp., 7.125%, 6/15/24	3,133,900
	2,150,000	Sprint Corp., 7.25%, 9/15/21	2,276,313
	400,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	397,491
	515,000	Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25 (144A)	495,688
	4,515,000	Windstream Services LLC / Windstream Finance Corp., 8.75%, 12/15/24 (144A)	3,154,856
			$21,976,345
		Total Telecommunication Services	$23,067,470
		TRANSPORTATION - 1.6%
		Airlines - 0.8%
	280,000	Fly Leasing, Ltd., 6.375%, 10/15/21	$291,900
	1,685,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)	1,672,362
	600,000	United Continental Holdings, Inc., 6.375%, 6/1/18	609,000
			$2,573,262
		Marine - 0.3%
	1,025,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	$981,438
		Trucking - 0.5%
	2,000,000	syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)	$1,620,000
		Total Transportation	$5,174,700
		UTILITIES - 8.3%
		Electric Utilities - 1.0%
	825,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$888,937
	1,010,000(a)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	1,254,925
	795,000	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	845,316
			$2,989,178
		Gas Utilities - 1.1%
	3,005,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	$2,757,087
	950,000	Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	809,875
			$3,566,962
		Independent Power Producers & Energy Traders - 6.2%
	4,581,000	Calpine Corp., 5.75%, 1/15/25	$4,329,045
	2,986,000	Dynegy, Inc., 8.0%, 1/15/25 (144A)	3,232,345
	525,000	NRG Energy, Inc., 6.25%, 5/1/24	549,937
	2,915,000	NRG Energy, Inc., 6.625%, 1/15/27	3,082,613
	950,000	NRG Energy, Inc., 7.25%, 5/15/26	1,034,303
	1,640,040	NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	1,799,944
	2,430,000	TerraForm Global Operating LLC, 9.75%, 8/15/22 (144A)	2,688,188
	2,620,000(i)	TerraForm Power Operating LLC, 6.625%, 6/15/25 (144A)	2,855,800
			$19,572,175
		Total Utilities	$26,128,315
		TOTAL CORPORATE BONDS & NOTES
		(Cost $346,130,958)	$360,441,754
	Principal
	Amount
	USD ($)		Value
		CONVERTIBLE BONDS & NOTES - 3.5% of Net Assets
		CAPITAL GOODS - 1.8%
		Construction Machinery & Heavy Trucks - 1.8%
	2,625,000	Meritor, Inc., 7.875%, 3/1/26	$5,701,172
		Total Capital Goods	$5,701,172
		HEALTH CARE EQUIPMENT & SERVICES - 0.4%
		Health Care Supplies - 0.4%
	1,250,000	Endologix, Inc., 3.25%, 11/1/20	$1,133,594
		Total Health Care Equipment & Services	$1,133,594
		MATERIALS - 1.3%
		Specialty Chemicals - 1.3%
	4,000,000(l)	Hercules LLC, 6.5%, 6/30/29	$4,040,000
		Total Materials	$4,040,000
		TOTAL CONVERTIBLE BONDS & NOTES
		(Cost $6,249,068)	$10,874,766
		SOVEREIGN DEBT OBLIGATIONS - 1.4% of Net Assets
		Argentina - 1.0%
ARS	12,142,000(h)	Letras del Banco Central de la Republica Argentina, (USD LIBOR + 975 bps), 4/18/18	$606,497
	2,405,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	2,526,308
			$3,132,805
		Russia - 0.4%
	1,102,000(i)	Russian Government International Bond, 7.5%, 3/31/30	$1,265,757
		TOTAL SOVEREIGN DEBT OBLIGATIONS
		(Cost $3,871,738)	$4,398,562
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.5% of Net Assets
	1,500,000(b)	U.S. Treasury Notes, 1.64% (3 Month Treasury Yield + 19 bps), 4/30/18	$1,501,109
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $1,500,018)	$1,501,109
	Shares
		COMMON STOCKS - 0.3% of Net Assets
		CAPITAL GOODS - 0.0%†
		Construction & Engineering - 0.0%†
	1,307,384(m)	Abengoa SA, Class B	$15,701
		Industrial Machinery - 0.0%†
	33,171(c)(m)	Liberty Tire Recycling LLC	$332
		Total Capital Goods	$16,033
		ENERGY - 0.0%†
		Coal & Consumable Fuels - 0.0%†
	3,062(m)	Alpha Natural Resources Holdings, Inc.	$16,076
	16	Contura Energy, Inc.	950
			$17,026
		Oil & Gas Exploration & Production - 0.0%†
	910(m)	Midstates Petroleum Co., Inc.	$15,088
	40,561(m)	PetroQuest Energy, Inc.	76,660
			$91,748
		Total Energy	$108,774
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
		Health Care Services - 0.0%†
	3,062(m)	ANR, Inc., Class C	$60,474
		Health Care Technology - 0.0%†
	244,563(c)(m)	Medical Card System, Inc.	$2,446
		Total Health Care Equipment & Services	$62,920
		INFORMATION TECHNOLOGY - 0.2%
		Communications Equipment - 0.2%
	32,831(m)	Avaya Holdings Corp.	$576,184
		Total Information Technology	$576,184
		RETAILING - 0.1%
		Computer & Electronics Retail - 0.1%
	68,241(c)(m)	Targus Cayman SubCo., Ltd.	$134,435
		Total Retailing	$134,435
		TOTAL COMMON STOCKS
		(Cost $3,694,082)	$898,346
		CONVERTIBLE PREFERRED STOCKS - 1.5% of Net Assets
		BANKS - 1.4%
		Diversified Banks - 1.4%
	3,355(g)	Bank of America Corp., 7.25%	$4,425,245
		Total Banks	$4,425,245
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
		Pharmaceuticals - 0.1%
	1,000	Teva Pharmaceutical Industries, Ltd., 7.0%, 12/15/18	$354,820
		Total Pharmaceuticals, Biotechnology & Life Sciences	$354,820
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $4,135,786)	$4,780,065
	Shares		Value
		PREFERRED STOCKS - 2.4% of Net Assets
		BANKS - 1.1%
		Diversified Banks - 1.1%
	132,750(b)	GMAC Capital Trust I, 7.201% (3 Month USD LIBOR + 579 bps), 2/15/40	$3,444,863
		Total Banks	$3,444,863
		DIVERSIFIED FINANCIALS - 1.1%
		Specialized Finance - 1.1%
	3,000(a)(g)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 458 bps) (144A)	$3,277,687
		Total Diversified Financials	$3,277,687
		ENERGY - 0.0%†
		Coal & Consumable Fuels - 0.0%†
	5,233(m)	Alpha Natural Resources Holdings, Inc.	$32,706
		Total Energy	$32,706
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
		Health Care Services - 0.0%†
	5,233(m)	ANR, Inc.	$120,359
		Total Health Care Equipment & Services	$120,359
		MATERIALS - 0.2%
		Diversified Chemicals - 0.2%
	1,062,203(m)	Pinnacle Agriculture	$690,432
		Total Materials	$690,432
		TOTAL PREFERRED STOCKS
		(Cost $7,218,644)	$7,566,047
		RIGHTS / WARRANTS - 0.0%† of Net Assets
		ENERGY - 0.0%†
		Coal & Consumable Fuels - 0.0%†
	354(m)(n)	Contura Energy, Inc., 7/26/23	$8,230
		Oil & Gas Exploration & Production - 0.0%†
	6,448(m)(o)	Midstates Petroleum Co., Inc., 4/21/20	$ –
		Total Energy	$8,230
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
		Health Care Services - 0.0%†
	1,819,798(m)	ANR, Inc., 3/31/23	$21,838
		Total Health Care Equipment & Services	$21,838
		TOTAL RIGHTS / WARRANTS
		(Cost $308,611)	$30,068
	Principal
	Amount
	USD ($)
		TEMPORARY CASH INVESTMENTS - 5.5% of Net Assets
		REPURCHASE AGREEMENTS - 0.8%
	1,300,000	$1,300,000 RBC Capital Markets LLC, 1.39%, dated
		12/29/17 plus accrued interest on 1/2/18 collateralized
		by the following:
		$903,344 Federal National Mortgage Association,
		3.0% - 4.0%, 12/1/32 - 11/1/47
		$422,657 Freddie Mac Giant, 3.5%, 11/1/47	$1,300,000
	1,100,000	$1,100,000 ScotiaBank, 1.37%, dated 12/29/17, plus
		accrued interest on 1/2/18 collateralized by the following:
		$1,037,731 Federal National Mortgage Association,
		4.0% - 4.5%, 10/1/47 - 11/1/47
		$84,441 Federal National Mortgage Association (ARM),
		3.02%, 11/1/24	1,100,000
			$2,400,000
		TREASURY BILLS - 4.7%
	4,000,000(h)	U.S. Treasury Bills, 1/4/18	$3,999,748
	3,000,000(h)	U.S. Treasury Bills, 1/11/18	2,999,117
	5,505,000(h)	U.S. Treasury Bills, 1/25/18	5,500,674
	2,200,000(h)	U.S. Treasury Bills, 1/18/18	2,198,789
			$14,698,328
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $17,098,212)	$17,098,328
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 137.4%
		(Cost $414,099,209)(p)	$430,729,395
		OTHER ASSETS AND LIABILITIES - (37.4%)	($117,187,536)
		NET ASSETS - 100.0%	$313,541,859

BPS	Basis Points.
LIBOR	London Interbank Offered Rate.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2017, the value of these securities amounted to $197,667,598, or 63.0% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At December 31, 2017, the value of these securities amounted to $2,247,650, or 0.7% of net assets.
†	Amount rounds to less than 0.1%.

*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2017.

+	Securities that used significant unobservable inputs to determine their value.
(a)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at December 31, 2017.
(b)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2017.
(c)	Security is valued using fair value methods (other than prices supplied by independent pricing services).
(d)	Security is in default.
(e)	This term loan will settle after December 31, 2017, at which time the interest rate will be determined.
(f)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2017.
(j)	Structured reinsurance investment. At December 31, 2017, the value of these securities amounted to $8,687,903, or 2.8% of net assets.
(k)	Rate to be determined.
(l)	Security is priced as a unit.
(m)	Non-income producing security.
(n)	Contura Energy warrants are exercisable into 407 shares.
(o)	Midstates Petroleum warrants are exercisable into 6,448 shares.
(p)	Distributions of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

	United States	74.5%
	Bermuda	6.0
	Luxembourg	4.3
	Netherlands	3.6
	Argentina	3.1
	Cayman Islands	2.1
	United Kingdom	1.2
	Ireland	1.1
	Other (individually less than 1%)	4.1
		100.0%

FORWARD FOREIGN CURRENCY CONTRACT

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Depreciation
USD	5,873,193	EUR	(4,924,118)	JPMorgan Chase Bank NA	2/28/18	$(60,173)
TOTAL FORWARD FOREIGN CURRENCY CONTRACT						$(60,173)

SWAP CONTRACTS

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT
Notional Amount ($)	Pay/ Receive(1)	Annual Fixed Rate	Pay/ Receive(1)	Floating Rate	Expiration Date	Premiums Received	Unrealized Appreciation	Market Value
22,500,000	Pay	1.59%	Receive	LIBOR USD 3 Month	11/9/20	$101	$335,219	$335,320
TOTAL CENTRALY CLEARED INTEREST RATE SWAP CONTRACT						$101	$335,219	$335,320
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(2)	Counterparty	Obligation Reference/Index	Pay/Receive(1)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
485,000	Goldman Sachs International	Chesapeake Energy Corp.	Pay	5.00%	6/20/22	$(59,412)	$30,505	$(28,907)
310,000	Goldman Sachs International	Chesapeake Energy Corp.	Pay	5.00%	6/20/22	(37,975)	19,498	(18,477)
515,000	Goldman Sachs International	Chesapeake Energy Corp.	Pay	5.00%	6/20/22	(57,938)	27,242	(30,696)
1,020,000	Citibank NA	JC Penney Corp., Inc.	Pay	5.00%	12/20/20	(132,600)	1,700	(130,900)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS SELL PROTECTION						$(287,925)	$78,945	$(208,980)
TOTAL SWAP CONTRACTS						$(287,824)	$414,164	$126,340

(1)	Pays Quarterly
(2)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

?

Principal amounts are denominated in U.S. dollars unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
EUR	-	Euro
IDR	-	Indonesian Rupiah

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2017, in valuing the Trust's investments.

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$316,192	$–	$316,192
Collateralized Mortgage Obligations	–	1,113,639	–	1,113,639
Commercial Mortgage-Backed Securities	–	1,469,492	–	1,469,492
Senior Secured Floating Rate Loan Interests
Capital Goods
Aerospace & Defense	–	883,305	2,133,875	3,017,180
Health Care Equipment & Services
Health Care Technology	–	–	853,713	853,713
All Other Senior Secured Floating Rate Loan Interests	–	16,370,134	–	16,370,134
Corporate Bonds & Notes
Diversified Financials
Other Diversified Financial Services	–	–	3,394,989	3,394,989
Insurance
Reinsurance	–	2,247,650	8,687,903	10,935,553
All Other Corporate Bonds & Notes	–	346,717,709	–	346,717,709
Convertible Bonds & Notes	–	10,874,766	–	10,874,766
Sovereign Debt Obligations	–	3,792,065	–	3,792,065
U.S. Government and Agency Obligation	–	1,501,109	–	1,501,109
Common Stocks
Capital Goods
Industrial Machinery	–	–	332	332
Health Care Equipment & Services
Health Care Technology	–	–	2,446	2,446
Retailing
Computer & Electronics Retail	–	–	134,435	134,435
All Other Common Stocks	761,133	–	–	761,133
Convertible Preferred Stocks	4,780,065	–	–	4,780,065
Preferred Stocks
Energy
Coal & Consumable Fuels	–	32,706	–	32,706
Health Care Equipment & Services
Health Care Services	–	120,359	–	120,359
Materials
Diversified Chemicals	–	690,432	–	690,432
All Other Preferred Stocks	6,722,550	–	–	6,722,550
Rights/Warrants
Energy
Coal & Consumable Fuels	–	8,230	–	8,230
Oil & Gas Exploration & Production*	–	–	–	–
Health Care Equipment & Services
Health Care Services	–	21,838	–	21,838
Repurchase Agreements	–	2,400,000	–	2,400,000
Treasury Bills	–	14,698,328	–	14,698,328
Total Investments in Securities	$12,263,748	$403,257,954	$15,207,693	$430,729,395
Other Financial Instruments
Unrealized depreciation on forward currency contracts	$–	$(60,173)	$–	$(60,173)
Swap contracts, at value	–	126,340	–	126,340
Total Other Financial Instruments	$–	$66,167	$–	$66,167

* Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 3/31/17	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ (premiums)	Transfers in to Level 3*	Transfers out of Level 3*	Transfers inandout ofLevel3 categories	Balance as of 12/31/17
Collateralized Mortgage Obligation
Diversified Financials
Thrifts & Mortgage Finance	$113,123	$682	$(85)	$–	$(53,613)	$24	$–	$(60,131)	$–	$–
Senior Secured Floating Rate Loan Interests
Capital Goods
Aerospace & Defense	2,144,625	95	(3,336)	–	(10,750)	3,241	–	–	–	2,133,875
Health Care Equipment & Services
Health Care Technology	853,713	–	(38,391)	–	–	38,391	–	–	–	853,713
Corporate Bonds & Notes
Diversified Financials
Other Diversified Financials Services	–	–	521,531	–	–	9,183	–	–	2,864,275	3,394,989
Insurance
Property & Casualty Insurance	2,864,275	–	–	–	–	–	–	–	(2,864,275)	–
Reinsurance	10,836,716	(5,153)	(1,097,907)	1,852,118	(2,858,257-)	(39,614)	–	–	–	8,687,903
Common Stocks
Capital Goods
Industrial Machinery	332	–	–	–	–	–	–	–	–	332
Health Care Equipment & Services
Health Care Technology	2,446	–	–	–	–	–	–	–	–	2,446
Retailing
Computer & Electronics Retail	66,194	–	68,241	–	–	–	–	–	–	134,435
Total	$16,881,424	$(4,376)	$(549,947)	$1,852,118	$(2,922,620)	$11,225	$–	$(60,131)	$–	$15,207,693

*Transfers are calculated on the beginning of period value. For the nine months ended December 31, 2017, there were no transfers between Levels 1 and 3. Securities with an aggregate market value of $60,131 transferred from level 3 to level 2 as there were observable inputs available to determine their value.

Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 at December 31, 2017: $(426,286)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M. Jones, President and Chief Executive Officer

Date February 27, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date February 27, 2018

* Print the name and title of each signing officer under his or her signature.